Annual Total Returns - Fidelity® Value Discovery Fund [BarChart] - 07.31 Fidelity Value Discovery Fund Retail PRO-07 - Fidelity® Value Discovery Fund - Fidelity Value Discovery Fund-Retail Class	Sep. 29, 2022
Bar Chart Table:
Annual Return 2012	16.97%
Annual Return 2013	35.51%
Annual Return 2014	14.78%
Annual Return 2015	(3.02%)
Annual Return 2016	13.24%
Annual Return 2017	14.17%
Annual Return 2018	(9.31%)
Annual Return 2019	24.09%
Annual Return 2020	7.78%
Annual Return 2021	24.83%